Leases - Schedule of Leases (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Leases [Line Items]
Right-of-use assets	$ 134,352	$ 17,269	$ 522,011
Operating lease liabilities – current	134,352	17,269	421,002
Operating lease liabilities – non-current			101,009
Operating lease liabilities	$ 134,352	$ 17,269	$ 522,011
Weighted average remaining lease term (in years)	3 months 18 days	3 months 18 days	1 year 3 months 18 days
Weighted average discount rate (%)	5.90%	5.90%	5.90%
Office at Hung Hom, Hong Kong [Member]
Schedule of Leases [Line Items]
Office at Hung Hom, Hong Kong	3 years from July 16, 2020 to July 15, 2023
Office at Hung Hom, Hong Kong One [Member]
Schedule of Leases [Line Items]
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025